Available-For-Sale Marketable Securities (Available-For-Sale Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	$ 13,360	$ 13,353
Gross unrealized gains	11	17
Gross unrealized losses	0	0
Available-for-sale securities Fair value	13,371	13,370
Government Debentures - Fixed And Floating Interest Rate [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	1,409	1,051
Gross unrealized gains	6	0
Gross unrealized losses		0
Available-for-sale securities Fair value	1,415	1,051
Corporate Debenture - Fix And Floating Interest Rate [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	11,951	12,302
Gross unrealized gains	5	17
Gross unrealized losses	0	0
Available-for-sale securities Fair value	$ 11,956	$ 12,319